31-Oct-2013
Principal
Payment
42,710,824.92
0.00
0.00
0.00
42,710,824.92
Interest per
Mercedes-Benz Auto Lease Trust 2013-A
Investor Report
Collection Period Ended
Amounts in USD
Collection Period No.
7
Collection Period (from... to)
1-Oct-2013
31-Oct-2013
Dates
Determination Date
13-Nov-2013
Record Date
14-Nov-2013
Payment Date
15-Nov-2013
Interest Period of the Class A-1 Notes (from... to)
15-Oct-2013
15-Nov-2013 Actual/360 Days
31
Interest Period of the Class A-2, A-3 and A-4 Notes (from... to)
15-Oct-2013
15-Nov-2013
30/360 Days
30
Initial
Beginning
Ending
Principal per $1000
Balance
Balance
Balance
Face Amount
Class A-1 Notes
478,850,000.00
146,824,325.18
104,113,500.26
89.194581
Class A-2 Notes
796,000,000.00
796,000,000.00
796,000,000.00
0.000000
0.000000
Class A-4 Notes
154,350,000.00
154,350,000.00
154,350,000.00
0.000000
Total Note Balance
2,019,200,000.00
1,687,174,325.18
1,644,463,500.26
Overcollateralization
380,319,126.59
449,909,836.24
449,909,836.24
Total Securitization Value
2,399,519,126.59
2,137,084,161.42
2,094,373,336.50
present value of lease payments
880,763,921.95
610,383,879.90
571,821,345.58
present value of Base Residual Value
1,518,755,204.64
1,526,700,281.52
1,522,551,990.92
Amount
Percentage
Initial Overcollateralization Amount
380,319,126.59
15.85%
Target Overcollateralization Amount
449,909,836.24
18.75%
Current Overcollateralization Amount
449,909,836.24
18.75%
Interest Rate
Interest Payment
$1000 Face Amount
Class A-2 Notes
0.490000%
325,033.33
0.408333
325,033.33
Class A-1 Notes
0.270000%
34,136.66
0.071289
42,744,961.58
Class A-4 Notes
0.720000%
92,610.00
0.600000
92,610.00
Class A-3 Notes
0.590000%
290,083.33
0.491667
290,083.33
Available Funds
Lease Payments Received
39,345,957.17
(1) Total Servicing Fee
1,780,903.47
Total
741,863.32
$43,452,688.24
Nonrecoverable Advances to the Servicer
Net Sales Proceeds-scheduled terminations
467,926.95
(2) Total Trustee Fees (max. $100,000 p.a.)
Net Sales Proceeds-early terminations (including Defaulted Leases)
15,436,710.52
Excess wear and tear included in Net Sales Proceeds
2,323.00
(3) Interest Distributable Amount Class A Notes
Excess mileage included in Net Sales Proceeds
80,385.69
(4) Priority Principal Distribution Amount
Subtotal
55,250,594.64
(5) To Reserve Fund to reach the Reserve Fund Required Amount
Distributions
Summary
Note
Factor
0.217424
1.000000
1.000000
Class A-3 Notes
590,000,000.00
590,000,000.00
590,000,000.00
1.000000
89.265869
0.408333
0.491667
0.600000
Interest & Principal
Interest & Principal
per $1000 Face Amount
Payment
0.00
0.00
741,863.32
0.00
0.00
Distribution Detail
Shortfall
Repurchase Payments
0.00
(6) Regular Principal Distribution Amount
10,017,482.92
55,251,074.63
Advances made by the Servicer
0.00
(7) Additional Servicing Fee and Transition Costs
Investment Earnings
479.99
(8) Total Trustee Fees [not previously paid under (2)]
0.00
0.00
Total Available Funds
55,251,074.63
Amount Due
Total Available Collections
55,251,074.63
(9) Excess Collections to Certificateholders
Reserve Account Draw Amount
0.00
Total Distribution
Total Servicing Fee
1,780,903.47
1,780,903.47
0.00
Total Trustee Fee
Monthly Interest Distributable Amount
741,863.32
741,863.32
0.00
thereof on Class A-1 Notes
34,136.66
34,136.66
0.00
thereof on Class A-2 Notes
325,033.33
325,033.33
0.00
thereof on Class A-3 Notes
290,083.33
290,083.33
0.00
thereof on Class A-4 Notes
92,610.00
92,610.00
0.00
Interest Carryover Shortfall Amount
0.00
0.00
0.00
thereof on Class A-1 Notes
0.00
0.00
0.00
thereof on Class A-2 Notes
0.00
0.00
0.00
thereof on Class A-3 Notes
0.00
0.00
0.00
thereof on Class A-4 Notes
0.00
0.00
0.00
Interest Distributable Amount Class A Notes
741,863.32
741,863.32
0.00
Priority Principal Distribution Amount
0.00
0.00
0.00
Regular Principal Distribution Amount
42,710,824.92
42,710,824.92
0.00
Principal Distribution Amount
42,710,824.92
42,710,824.92
0.00
Reserve Fund
Reserve Fund Required Amount
11,997,595.63
Reserve Fund Amount - Beginning Balance
11,997,595.63
Reserve Fund and Investment Earnings
plus top up Reserve Fund up to the Required Amount
0.00
plus Net Investment Earnings for the Collection Period
101.91
minus Net Investment Earnings
101.91
minus Reserve Fund Draw Amount
0.00
Reserve Fund Amount - Ending Balance
11,997,595.63
Reserve Fund Deficiency
0.00
Investment Earnings
Net Investment Earnings on the Reserve Fund
101.91
Net Investment Earnings on the Exchange Note
Collection Account
378.08
Investment Earnings for the Collection Period
479.99
0.00
0.00
42,710,824.92
0.00
Notice to Investors
Pool Statistics
Pool Data
Amount
Number of Leases
Cutoff Date Securitization Value
2,399,519,126.59
57,098
Securitization Value beginning of Collection Period
2,137,084,161.42
55,356
Principal portion of lease payments
27,738,739.62
Terminations- Early
13,259,980.57
Terminations- Scheduled
383,789.50
Repurchase Payment (excluding interest)
0.00
Gross Losses
1,328,315.23
Securitization Value end of Collection Period
2,094,373,336.50
54,934
Pool Factor
87.28%
As of Cutoff Date
Current
Weighted Average Securitization Rate
6.34%
6.33%
Weighted Average Remaining Term (months)
25.13
17.28
Weighted Average Seasoning (months)
9.42
17.18
Aggregate Base Residual Value
1,721,197,534.44
1,655,662,724.28
Cumulative Turn-in Ratio
56.95%
Proportion of base prepayment assumption realized life to date
139.11%
Actual lifetime prepayment speed
0.45%
Delinquency Profile *
Amount **
Number of Leases
Percentage
Current
2,090,230,476.10
54,834
99.80%
31-60 Days Delinquent
3,224,746.69
79
0.15%
61-90 Days Delinquent
667,950.40
17
0.03%
91-120 Days Delinquent
250,163.31
4
0.01%
Total
2,094,373,336.50
54,934
100.00%
Cumulative Net Credit Loss / (Gain)
393,350.57
*A lease is not considered delinquent if the amount past due is less than 10% of the payment due under such lease
**Based on the actual Securitization Value of the respective leases
Credit Loss
Current
Securitization Value of Defaulted Leases BOP
1,047,877.03
Less Liquidation Proceeds
812,906.95
Cumulative Net Credit Loss / (Gain) as % of Cutoff Date
Securitization Value
0.016%
Residual Loss
Current
Securitization Value of Liquidated Leases BOP
13,924,208.27
Less sales proceeds and other payments received during
Collection Period
15,110,638.38
Less Recoveries
197,119.07
Current Net Credit Loss / (Gain)
37,851.01
Current Residual Loss / (Gain)
(1,186,430.11)
Cumulative Residual Loss / (Gain)
(9,008,127.56)
Cumulative Residual Loss / (Gain) as % of Cut-off Date
Securitization Value
(0.375%)